Intangible Assets, Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Loss on impairment	$ 370	$ 370	$ 0
Goodwill		$ 0	$ 370	$ 370